Stockholders' Deficit and Shares Subject to Possible Redemption (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Deficit and Shares Subject to Possible Redemption (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights, description	holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, with each share of common stock entitling the holder to one vote.	Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, with each share of common stock entitling the holder to one vote.
Warrants for redemption, description	Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on each of 20 trading days within a 30-trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and• if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on each of 20 trading days within a 30-trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.
Preferred stock, shares issued
Preferred stock, shares outstanding
Public Warrants [Member]
Stockholders' Deficit and Shares Subject to Possible Redemption (Details) [Line Items]
Public warrants, description	Public Warrants — Each warrant entitles the holder thereof to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	Public Warrants — Each warrant entitles the holder thereof to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Class A Common Stock [Member]
Stockholders' Deficit and Shares Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding subject to possible redemption	1,348,887	17,250,000
Common stock, shares issued subject to possible redemption	1,348,887	17,250,000
Common stock, shares issued
Common stock, shares outstanding
Closing price per share	12	12
Common stock outstanding rate	20.00%	20.00%
Public warrants, description	Each Unit that the Company offered had a price of $10.00 and consists of one share of Class A common stock, and one-half of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.	Each Unit that the Company offered had a price of $10.00 and consists of one share of Class A common stock, and one-half of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.
Class B Common Stock [Member]
Stockholders' Deficit and Shares Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to forfeiture	562,500	562,500
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500
IPO [Member]
Stockholders' Deficit and Shares Subject to Possible Redemption (Details) [Line Items]
Public warrants (in Dollars)	$ 8,037,500	$ 8,037,500